REVERSE ACQUISITION (Details Textuals)		12 Months Ended
	Aug. 09, 2018 CAD ($) Share Year shares	Nov. 30, 2018 CAD ($) Share Year	Nov. 30, 2017 CAD ($) Share Year	Nov. 30, 2016 Year
Statements Line Items
Stock option holders granted stock options | Share		117,000	240,000
Percentage of risk free rate	2.09%	2.09%	1.28%	0.00%
Percentage of volatility	127.00%	127.00%	120.00%	0.00%
Percentages of dividend yield	$ 0
Term of expected lift (year) | Year	0.94	0.94	5	0
Liabilities		$ 5,499,660	$ 1,704,141
Investigation Cost		359,590	$ 362,655
Leading Brands Inc. ("LBIX")
Statements Line Items
Number of share retained | shares	560,410
Stock option holders granted stock options | Share	117,000
Liabilities	$ 497,907
Leading Brands Inc. ("LBIX") | Discontinued operations
Statements Line Items
Liabilities		$ 250,000
Liquid Media Group (Canada) Ltd. ("Liquid Canada")
Statements Line Items
Issuance of common stock | shares	1,288,497